Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment charges and Economic uncertainty adjustments (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	£ 5,650	£ 4,798
Management adjustments to models for impairment allowance	525	1,486
Impairment allowance	£ 6,175	£ 6,284
Proportion of Management adjustments to total impairment allowance	8.50%	23.60%
Loans and advances | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	£ 317	£ 1,692
Loans and advances | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	206	741
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	110	908
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	1	43
Loans and advances | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	208	(206)
Loans and advances | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	4,800	4,200
Loans and advances | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	400	500
Loans and advances | ECL from non-modelled exposures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	500	100
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	427	372
Management adjustments to models for impairment allowance	89	103
Impairment allowance	£ 516	£ 475
Proportion of Management adjustments to total impairment allowance	17.20%	21.70%
Home loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	£ 4	£ 72
Home loans | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	1	5
Home loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	3	35
Home loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	0	32
Home loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	85	31
Credit cards, unsecured and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	3,543	2,798
Management adjustments to models for impairment allowance	320	1,362
Impairment allowance	£ 3,863	£ 4,160
Proportion of Management adjustments to total impairment allowance	8.30%	32.70%
Credit cards, unsecured and other retail lending | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	£ 118	£ 1,217
Credit cards, unsecured and other retail lending | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	24	403
Credit cards, unsecured and other retail lending | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	93	803
Credit cards, unsecured and other retail lending | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	1	11
Credit cards, unsecured and other retail lending | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	202	145
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance, pre-management adjustments	1,680	1,628
Management adjustments to models for impairment allowance	116	21
Impairment allowance	£ 1,796	£ 1,649
Proportion of Management adjustments to total impairment allowance	6.50%	1.30%
Wholesale loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	£ 195	£ 403
Wholesale loans | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	181	333
Wholesale loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	14	70
Wholesale loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	0	0
Wholesale loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to models for impairment allowance	£ (79)	£ (382)